CORPORATE INFORMATION	6 Months Ended
Jun. 30, 2025
Corporate information [Abstract]
Corporate Information [Text Block]	Corporate Information
Barrick Mining Corporation (formerly Barrick Gold Corporation) (“Barrick”, “we” or the “Company”) is a corporation governed by the Business Corporations Act (British Columbia). The Company’s corporate office is located at Brookfield Place, TD Canada Trust Tower, 161 Bay Street, Suite 3700, Toronto, Ontario, M5J 2S1. The Company’s registered office is 925 West Georgia Street, Suite 1600, Vancouver, British Columbia, V6C 3L2. Barrick shares trade on the New York Stock Exchange under the symbol B (formerly GOLD) and the Toronto Stock Exchange under the symbol ABX. We are principally engaged in the production and sale of gold and copper, as well as related activities such as exploration and mine development. We sell our gold and copper into the world market.
We have ownership interests in producing gold mines that are located in Argentina, Canada, Côte d'Ivoire, the Democratic Republic of the Congo, the Dominican Republic, Mali, Papua New Guinea, Tanzania and the United States. Our mine in Mali was placed on temporary suspension in January 2025 and on June 16, 2025, the Bamako Commercial Tribunal placed the mine under a temporary provisional administration (refer to note 16 for further details). We have ownership interests in producing copper mines in Chile, Saudi Arabia and Zambia. We also have various projects located throughout the Americas, Asia and Africa.